Loss per share -Schedule of Potentially Dilutive Securities (Details) - shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Earnings per share [line items]
Potentially dilutive securities	20,169,013	12,386,490
Equity Incentive Plan 2019 - Share Options
Earnings per share [line items]
Potentially dilutive securities	13,118,656	7,179,859
Equity Incentive Plan 2019 - RSUs
Earnings per share [line items]
Potentially dilutive securities	2,110,222	793,791
Conversion of the principal amount of convertible loans into the Company’s common shares
Earnings per share [line items]
Potentially dilutive securities	0	4,412,840
Outstanding Warrants
Earnings per share [line items]
Potentially dilutive securities	4,940,135	0